Summary of Changes in Financial Assets and Liabilities Measured at Fair Value for Which Level III Inputs Were Used (Detail) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, Beginning of Period	$ 4,595,842	$ 1,637,034
Transfer In Due to Consolidation and Acquisition		2,985,171
Transfer Out Due to Deconsolidation	(1,453,837)
Transfer Into Level III	29,088	4,557
Transfer Out of Level III	(21,571)	(96,218)
Purchases	932,993	1,456,237
Sales	(867,995)	(1,314,844)
Issuances	68,450	39,514
Settlements	(78,671)	(59,741)
Changes in Gains (Losses) Included in Earnings	(86,906)	(55,868)
Balance, End of Period	3,117,393	4,595,842
Changes in Unrealized Gains (Losses) Included in Earnings Related to Financial Assets Still Held at the Reporting Date	$ (84,876)	$ (160,692)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Unrealized Gain (Loss) on Investments	Unrealized Gain (Loss) on Investments
Balance, Beginning of Period	$ 56,725	$ 636
Transfer In Due to Consolidation and Acquisition	800
Sales	(413)
Changes in Losses (Gains) Included in Earnings	508,525	56,089
Balance, End of Period	565,637	56,725
Changes in Unrealized Losses (Gains) Included in Earnings Related to Financial Liabilities Still Held at the Reporting Date	508,525	56,089
Other Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, Beginning of Period	30,971	43,987
Transfer Into Level III	898	2,517
Transfer Out of Level III	(3,374)	(19,597)
Purchases	354,202	14,524
Sales	(14,542)	(3,797)
Settlements	(8,252)	(4,433)
Changes in Gains (Losses) Included in Earnings	13,121	(2,230)
Balance, End of Period	373,024	30,971
Changes in Unrealized Gains (Losses) Included in Earnings Related to Financial Assets Still Held at the Reporting Date	7,725	(11,271)
Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, Beginning of Period	8,144	636
Transfer In Due to Consolidation and Acquisition	800
Sales	(413)
Changes in Losses (Gains) Included in Earnings	(6,880)	7,508
Balance, End of Period	1,651	8,144
Changes in Unrealized Losses (Gains) Included in Earnings Related to Financial Liabilities Still Held at the Reporting Date	(6,880)	7,508
Freestanding Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, Beginning of Period	48,581
Changes in Losses (Gains) Included in Earnings	515,405	48,581
Balance, End of Period	563,986	48,581
Changes in Unrealized Losses (Gains) Included in Earnings Related to Financial Liabilities Still Held at the Reporting Date	515,405	48,581
Loans and Receivables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, Beginning of Period	315,039	392,732
Purchases	284,002	805,375
Sales	(563,732)	(882,668)
Issuances	68,450	39,514
Settlements	(70,419)	(55,308)
Changes in Gains (Losses) Included in Earnings	27,398	15,394
Balance, End of Period	60,738	315,039
Changes in Unrealized Gains (Losses) Included in Earnings Related to Financial Assets Still Held at the Reporting Date	2,227	(13,384)
Consolidated Blackstone Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, Beginning of Period	4,249,832	1,200,315
Transfer In Due to Consolidation and Acquisition		2,985,171
Transfer Out Due to Deconsolidation	(1,453,837)
Transfer Into Level III	28,190	2,040
Transfer Out of Level III	(18,197)	(76,621)
Purchases	294,789	636,338
Sales	(289,721)	(428,379)
Changes in Gains (Losses) Included in Earnings	(127,425)	(69,032)
Balance, End of Period	2,683,631	4,249,832
Changes in Unrealized Gains (Losses) Included in Earnings Related to Financial Assets Still Held at the Reporting Date	$ (94,828)	$ (136,037)